STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)											3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 30, 2023	Jul. 05, 2023	Feb. 16, 2023	Feb. 09, 2023	Feb. 08, 2023	Nov. 29, 2022	Oct. 06, 2022	Sep. 30, 2022	Sep. 13, 2022	Jun. 14, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Fractional shares			15,726
Proceeds from sale of common stock																		$ 4,215,000	$ 4,215,000	$ 2,090,000
Number of securities called by warrants or rights						18,000		12,500		12,500
Class of warrant or right expire date										Jun. 14, 2029
Warrant exercise price	$ 1.47									$ 20.00
Common stock, per share											$ 0.001						$ 0.001		$ 0.001	$ 0.001
Share price																			$ 1.15	$ 5.04
Reverse stock split					1-for-20
Contractual term for granted options																			10 years
Stock-based compensation expense																			$ 292,000,000	$ 354,000,000
Aggregate intrinsic value																			0	$ 0
Non-vested stock options granted, unrecognized estimated compensation cost																			$ 123,000
Non-vested stock options granted, weighted average period																			11 months 19 days
Increase in additional paid in capital warrants								$ 135,000		$ 135,000,000
2014 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock reserved for future issuance																			130,529	4,864,286
Reverse stock split				one-for-twenty reverse stock split
Reduction in stock reserved for future issuance				243,214
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options, exercised														0		5,459		5,459
Number of options granted													90,000
Number of employee options expired													36			3,000
Stock-based compensation expense											$ 29,000			$ 36,000			$ 165,000	$ 169,000
Series F Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value									$ 0.001
Preferred stock, voting rights, description																			Each share of Series F Preferred Stock entitles the holder thereof to 1,000,000 votes per share (and, for the avoidance of doubt, each fraction of a share of Series F Preferred Stock has a ratable number of votes). Thus, each one-thousandth of a share of Series F Preferred Stock entitles the holder thereof to 1,000 votes.
Preferred stock, redemption price per share																			$ 0.10
Series F Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value									$ 0.001
Wainwright [Membe
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	218,023	218,023
Class of warrant or right expire date	Mar. 01, 2029	Mar. 01, 2029
Share price	$ 2.15	$ 2.15
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Fractional shares													46					15,726	15,726
Number of securities called by warrants or rights	2,906,977
Warrant exercise price	$ 0.0001
Number of new share issued																	46	180,000	180,000	240,000
Number of options, exercised																			5,458	1,256
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, granted																	995,000	8,758,954
Warrants, exercised											257,000			0
A-1 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,906,977
Warrant exercise price	$ 1.47
A-2 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,906,977
Warrant exercise price	$ 1.47
Employee Options [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options, exercised																			5,459	1,256
Number of options granted																			80,000	21,875
Number of employee options forfeited																			105,425	0
Number of employee options expired																			4,050	0
Fair value options vesting term																			9 years
Number of options, vested																			$ 87,000	$ 201,000
Stock-based compensation expense																			$ 292,000	$ 148,000
Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, granted																		8,758,954
Placement Agent Warrants [Member] | Wainwright [Membe
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights		218,023
Class of warrant or right expire date		Mar. 01, 2029
Share price		$ 2.15
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new share issued	8,540,931
Proceeds from issuance of private placement	$ 4,215,000
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	8,540,931
H.C. Wainwright & Co., LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Non-accountable expense allowance							$ 50,000
Clearing fees							$ 15,950
Number of securities called by warrants or rights							18,000
Class of warrant or right expire date							Nov. 29, 2027
Warrant exercise price							$ 12.50
H.C. Wainwright & Co., LLC [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds of aggregate cash fee percentage							7.50%
Gross proceeds of management fee percentage							1.00%
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued						240,000
Sale of stock, price per share						$ 10.00
Proceeds from sale of common stock						$ 2,100,000
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement	$ 4,215,000
Share price	$ 1.72
Purchase Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new share issued	180,000
Common stock, per share	$ 0.001
Purchase Agreement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,726,977
Warrant exercise price	$ 0.0001
Warrants puchase price per share	$ 1.7199
Purchase Agreement [Member] | A-1 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,906,977
Class of warrant or right expire date	Mar. 01, 2029
Warrant exercise price	$ 1.47
Class of warrant or right expire date	Mar. 01, 2029
Purchase Agreement [Member] | A-2 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,906,977
Class of warrant or right expire date	Oct. 01, 2024
Warrant exercise price	$ 1.72
Warrant exercise price	$ 1.47
Class of warrant or right expire date	Oct. 01, 2024
Warrants puchase price per share	$ 1.7199
Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of securities called by warrants or rights	2,726,977
Warrant exercise price	$ 0.0001